CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) for the year	$ 1,539,294	$ 453,932	$ (467,711)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	138,304	124,957	139,323
Change in asset retirement obligation	(16,973)	(10,799)	70,971
Stock-based compensation	33,437	103,001	104,519
Change in fair value warrant derivative liability	114,793		1,000
Unrealized foreign exchange loss (gain)	9,863	(25,799)	(12,405)
Purchase of trading securities	(556,385)	(169,035)	(253,554)
Proceeds on sale of trading securities	313,386	216,668	150,193
Net loss (gain) on sales of trading securities	31,723	(43,551)	(31,612)
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(36,748)	154,804	(158,591)
Decrease (increase) in inventory	4,455	85,266	(186,725)
Increase (decrease) in accounts payable and accrued liabilities	82,928	(32,357)	22,892
Net cash provided by (used in) operating activities	1,658,077	857,087	(621,700)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(117,619)	(299,318)
Net cash used in investing activities	(117,619)	(299,318)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuances of capital stock, net of financing costs			693,728
Proceeds from exercise of options		18,560	48,756
Repurchase of capital stock	(290,985)	(100,239)	(69,774)
Net cash (used in) provided by financing activities	(290,985)	(81,679)	672,710
Change in cash and cash equivalents and restricted cash during the year	1,249,473	476,090	51,010
Cash and cash equivalents and restricted cash, beginning of the year	1,610,974	1,134,884	1,083,874
Cash and cash equivalents and restricted cash, end of the year	$ 2,860,447	$ 1,610,974	$ 1,134,884